Stock Purchase Warrants (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Stock Purchase Warrants
Number of Shares	14,854,035
Weighted Average Remaining Contract Life in Years	2 years 11 months 12 days
Weighted Average Exercise Price	$ 0.68	$ .67	$ 0.68
Warrant 1 [Member]
Stock Purchase Warrants
Number of Shares	2,109,724
Weighted Average Remaining Contract Life in Years	3 years 9 months 4 days
Weighted Average Exercise Price	$ 0.50
Exercise Price	$ 0.50
Warrant 2 [Member]
Stock Purchase Warrants
Number of Shares	6,566,684
Weighted Average Remaining Contract Life in Years	3 years 9 months
Weighted Average Exercise Price	$ 0.53
Exercise Price	$ 0.53
Warrant 3 [Member]
Stock Purchase Warrants
Number of Shares	2,379,046
Weighted Average Remaining Contract Life in Years	3 years 4 months 28 days
Weighted Average Exercise Price	$ 0.83
Exercise Price	$ 0.83
Warrant 4 [Member]
Stock Purchase Warrants
Number of Shares	20,000
Weighted Average Remaining Contract Life in Years	1 year 7 months 2 days
Weighted Average Exercise Price	$ 0.84
Exercise Price	$ 0.84
Warrant 5 [Member]
Stock Purchase Warrants
Number of Shares	281,912
Weighted Average Remaining Contract Life in Years	2 years 6 months 22 days
Weighted Average Exercise Price	$ 0.85
Exercise Price	$ 0.85
Warrant 6 [Member]
Stock Purchase Warrants
Number of Shares	165,417
Weighted Average Remaining Contract Life in Years	1 year 9 months
Weighted Average Exercise Price	$ 0.95
Exercise Price	$ 0.95
Warrant 7 [Member]
Stock Purchase Warrants
Number of Shares	3,311,252
Weighted Average Remaining Contract Life in Years	4 years 4 months 6 days
Weighted Average Exercise Price	$ 1.00
Exercise Price	$ 1.00
Warrant 8 [Member]
Stock Purchase Warrants
Weighted Average Remaining Contract Life in Years	6 months 4 days
Weighted Average Exercise Price	$ 1.33
Exercise Price	$ 1.33
Derivative Warrant [Member]
Stock Purchase Warrants
Number of Shares	8,676,408
Weighted Average Remaining Contract Life in Years	3 years 9 months
Weighted Average Exercise Price	$ 0.52	.40
Exercise Price		$ .40
Equity Warrant [Member]
Stock Purchase Warrants
Number of Shares	6,177,627
Weighted Average Remaining Contract Life in Years	1 year 9 months 29 days
Weighted Average Exercise Price	$ 1.10